Variable Interest Entities - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total assets	$ 1,795,863		$ 3,141,008		$ 2,910,695	[1]
Loss on financial instruments	(3,461)	$ (12,020)	$ (56,011)	$ (2,180)	(51,421)		$ 31,837	$ (30,670)
Variable Interest Entity, Primary Beneficiary | CT Risk Management, L.L.C.
Variable Interest Entity [Line Items]
Total assets	1,700				4,000
Loss on financial instruments	$ (2,300)	$ 1,800			3,500		$ 5,200	$ 7,800
Variable Interest Entity, Not Primary Beneficiary | Bradley Capital
Variable Interest Entity [Line Items]
Possible future guaranty obligation					$ 20,000

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.